FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
May 31, 2019
Disclosure of detailed information about financial instruments [Abstract]
Schedule of classification of financial instruments
	May 31	May 31
	2019	2018
Financial assets
Amortized cost:
Cash	$4,603,062	$4,817,357
Fair value through profit or loss:
Receivables from provisional sales	129,960	217,054
	$4,733,022	$5,034,411
Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities	$1,126,982	$333,705
Loans payable	2,798,975	8,831,653
	$3,925,957	$9,165,358

Scheule of financial instruments measured at fair value
	Level 1	Level 2	Level 3	Total
Financial assets
Receivables from provisional sales	$-	$129,960	$-	$129,960